RECEIVABLES AND OTHER FINANCIAL ASSET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables And Other Financial Asset Details
Investment in shares of Biocancell	$ 50	$ 50
Prepaid expenses	12	116
Other	27	7
Receivables and other financial asset	$ 89	$ 173